ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
Organization And Principal Activities
Schedule of direct and indirect interests in subsidiaries

	Place of incorporation/ registration and operations	Nominal value of issued common/ registered share capital	Percentage of equity attributable to the Company			Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited (“China Coal”)	Hong Kong	*	100	—		Investment holding
FMH Corporate Services Inc.	United States	*	100	—		Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	*	—	100		Investment holding
Feishang Mining Holdings Limited	BVI	*	100	—		Investment holding
Feishang Yongfu Mining Limited	Hong Kong	*	—	100		Investment holding
Newhold Investments Limited	BVI	*	100	—		Investment holding
Pineboom Investments Limited	BVI	*	100	—		Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/Mainland China	CNY10,000	—	100		Provision of management and consulting services to other companies in the Group
Silver Moon Technologies Limited	BVI	*	80	—		Dormant
Sunwide Capital Limited	BVI	*	100	—		Dormant
Yangpu Shuanghu Industrial Development Co., Limited	PRC/Mainland China	CNY1,000	—	100		Investment holding
Yunnan Feishang Mining Co., Limited	PRC/Mainland China	CNY50,000	—	100		Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/Mainland China	CNY59,480	—	100		Exploration and development of lead mines
Precise Space-Time Technology Limited (“PST Technology”)	Hong Kong	HK$10	100			Investment holding
Shenzhen New Precise Space-Time Technology Co., Limited (“Shenzhen New PST”)	PRC/Mainland China	US$800	—	100		Investment holding
Shenzhen Qianhai Feishang Environmental Investment Co., Limited (“Shenzhen Qianhai”)	PRC/Mainland China	CNY100,000	—	100		Investment holding
Shanghai Onway Environmental Development Co., Limited (“Shanghai Onway”)	PRC/Mainland China	CNY20,408	—	51		Provision of construction services, maintenance services and sales of equipment related to wastewater treatment
Zhejiang Xinyu Environmental Technology Co., Limited	PRC/Mainland China	CNY20,000	—	51		Provision of construction service, maintenance service and sale of equipment related to wastewater treatment
Shaoguan Angrui Environmental Technology Development Co., Limited (“Shaoguan Angrui”)	PRC/Mainland China	CNY26,682	—	28	**	Wastewater and refuse treatment under the service concession agreement

*  Insignificant

** Shaoguan Angrui is a subsidiary of a non-wholly-owned subsidiary of the Company but is accounted for as a subsidiary by virtue of the Company's control over it.